Loan Commitments (Details) - Schedule of outstanding loan commitments - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Unused commitment revolving, open-end lines secured by real estate [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments
Unused commitment revolving, open-end lines secured by real estate [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments	11,961	11,835
Unused commitment commitments to fund real estate construction loans [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments		519
Unused commitment commitments to fund real estate construction loans [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments	1,315	4,125
Other unused commitment commercial and industrial loans [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments	18	1,364
Other unused commitment commercial and industrial loans [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments	65
Other unused commitment other [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments	667	886
Other unused commitment other [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments	3,966	4,207
Other unused commitment Letters of credit [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments
Other unused commitment Letters of credit [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments